Allowance For Loan Losses (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Loan Review Selection Threshold ($)	$ 1
Interest income forgone	$ 800,000	$ 500,000	$ 600,000